UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2006

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  April 3, 2006

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$601,170

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      235  5530.00 SH       SOLE                  5530.00
AFLAC INC                      com              001055102    15379 340776.21SH       SOLE                340776.21
ALBERTO CULVER CO              com              013068101    12782 288985.39SH       SOLE                288985.39
AMER INTL GROUP INC            com              026874107    20712 313385.00SH       SOLE                313385.00
AMGEN INC                      com              031162100    13338 183341.00SH       SOLE                183341.00
APOLLO GROUP INC CL A          com              037604105    14446 275119.00SH       SOLE                275119.00
AUTOMATIC DATA PROC            com              053015103    24165 529012.00SH       SOLE                529012.00
BANK OF AMERICA CORP.          com              060505104      273  5986.00 SH       SOLE                  5986.00
BERKSHIRE HATHAWAY CL B        com              846702074      340   113.00 SH       SOLE                   113.00
BIOMET INC                     com              090613100    17161 483135.00SH       SOLE                483135.00
C.H. ROBINSON WORLDWIDE INC NE com              12541w209    13649 278042.00SH       SOLE                278042.00
CHOICEPOINT INC                com              170388102    15608 348788.01SH       SOLE                348788.01
CINTAS CORP OHIO               com              172908105    24224 568381.00SH       SOLE                568381.00
CITIGROUP INC                  com              172967101    18677 395451.04SH       SOLE                395451.04
COCA COLA CO                   com              191216100      262  6254.00 SH       SOLE                  6254.00
CROSSTEX ENERGY L P            com              22765u102      350 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102    19668 309495.13SH       SOLE                309495.13
DELL INC                       com              24702r101     7654 257195.00SH       SOLE                257195.00
ECOLAB INC                     com              278865100    10737 281075.00SH       SOLE                281075.00
EXXON MOBIL CORP               com              30231g102     1151 18907.00 SH       SOLE                 18907.00
FASTENAL CO                    com              311900104      232  4900.00 SH       SOLE                  4900.00
FIRST DATA CORPORATION         com              319963104    19944 425971.69SH       SOLE                425971.69
FISERV INC WISC PV 1CT         com              337738108    25711 604243.00SH       SOLE                604243.00
GENERAL ELECTRIC               com              369604103    22736 653700.00SH       SOLE                653700.00
HARLEY DAVIDSON INC WIS        com              412822108     6749 130090.00SH       SOLE                130090.00
IBM CORP                       com              459200101      209  2540.00 SH       SOLE                  2540.00
ILLINOIS TOOL WORKS INC        com              452308109    23604 245079.00SH       SOLE                245079.00
INTEL CORP                     com              458140100      204 10464.00 SH       SOLE                 10464.00
JOHNSON AND JOHNSON            com              478160104    19808 334481.00SH       SOLE                334481.00
MARSHALL & ILSLEY CORP         com              571834100      880 20202.00 SH       SOLE                 20202.00
MEDTRONIC INC                  com              585055106    33058 651388.00SH       SOLE                651388.00
MICROSOFT CORP                 com              594918104    17062 627053.00SH       SOLE                627053.00
NORTHERN TRUST CORP            com              665859104    20414 388830.00SH       SOLE                388830.00
OMNICOM GROUP COM              com              681919106    19658 236131.00SH       SOLE                236131.00
PATTERSON COS INC              com              703395103    16539 469853.00SH       SOLE                469853.00
PAYCHEX INC                    com              704326107    27953 670972.00SH       SOLE                670972.00
PEPSICO INC                    com              713448108      210  3630.00 SH       SOLE                  3630.00
PFIZER INC                     com              717081103    15923 638966.00SH       SOLE                638966.00
PROCTER & GAMBLE CO            com              742718109     9928 172263.00SH       SOLE                172263.00
STERICYCLE INC    COM          com              858912108    15802 233685.00SH       SOLE                233685.00
SYSCO CORPORATION              com              871829107    24654 769249.00SH       SOLE                769249.00
TARGET CORP                    com              87612e106    15526 298513.00SH       SOLE                298513.00
TETON ENERGY CORP              com              881628101       68 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      204  3580.00 SH       SOLE                  3580.00
WALGREEN CO                    com              931422109    22957 532272.00SH       SOLE                532272.00
WELLS FARGO & CO NEW DEL       com              949746101    10103 158185.00SH       SOLE                158185.00
WYETH                          com              983024100      223  4600.00 SH       SOLE                  4600.00